CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES:
Net loss	$ (188,605)	$ (184,452)	$ (265,511)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	71,015	104,581	102,839
Amortization and write-off of deferred financing costs	7,863	8,242	7,880
Amortization of deferred drydock and special survey costs	10,255	11,714	13,828
Allowance for credit losses	541	999	575
Stock-based compensation expenses	1,268	2,885	4,556
Gain on bond and debt extinguishment, net	(7,047)	(47,430)	(6,464)
Income tax expense/(benefit)	2,052	1,475	(1,108)
Equity in net losses of affiliate companies, net of dividends received	2,709	13,722	84,317
Loss on loss of control/(Bargain gain upon obtaining control)	0	61,741	(58,313)
Gain on sale of business/assets	0	(9,802)	(894)
Impairment of loan receivable from affiliate company	6,050	0	0
Impairment loss/ loss on sale of vessels, net	88,367	156,106	200,657
Changes in operating assets and liabilities:
(Increase)/decrease in accounts receivable	(2,992)	5,425	6,575
(Increase)/decrease in inventories	(3,641)	12,606	2,672
Increase in prepaid expenses and other assets	(5,505)	(10,753)	(19,171)
Decrease/(increase) in due from affiliate companies	18,895	(1,029)	(15,708)
Increase/(decrease) in accounts payable	7,763	47,491	(3,023)
Increase/(decrease) in accrued expenses and other liabilities	18,469	(15,855)	20,569
Decrease in operating lease liabilities, net	(3,985)	(3,078)	0
Increase/(decrease) in due to affiliate companies	18,626	(32,081)	(3,031)
Increase/(decrease) in deferred income and cash received in advance	648	(2,323)	(1,535)
Decrease in other long-term liabilities and deferred income	(173)	(966)	(6,318)
Payments for drydock and special survey costs	(17,362)	(23,106)	(7,755)
Net cash provided by operating activities	25,211	96,112	55,637
INVESTING ACTIVITIES:
Proceeds from sale of business	0	3,000	0
Impact to cash from deconsolidation/sale of business	0	(21,439)	0
Cash acquired upon obtaining control	0	0	24,400
Loan from/(to) affiliate companies	18,629	8,000	(12,875)
Dividends from affiliate companies	5,838	4,379	5,838
Deposits for vessels, port terminals and other fixed assets	(5,153)	(4,504)	(12,572)
Proceeds from lease receivable	189	150	233
Proceeds from sale of asset	83,445	48,830	102,217
Acquisition of investments in affiliate companies	0	(8)	(6,305)
Acquisition of/additions to vessels	(96,969)	(74,294)	(46,395)
Purchase of property, equipment and other fixed assets	(3,288)	(5,166)	(11,444)
Deposit for option to acquire vessels	(2,099)	(15,415)	(15,234)
Net cash provided by/(used in) investing activities	592	(56,467)	27,863
FINANCING ACTIVITIES:
Repurchase of preferred stock	0	(10,228)	0
Issuance of capital surplus	0	(3)	0
Repayment of loans payable to affiliate companies	(50,000)	(13,420)	0
Proceeds from loans payable to affiliate companies	50,000	0	0
Proceeds from long-term loans	81,625	129,022	56,919
Proceeds from issuance of senior notes, net of deferred financing costs	487,504	0	0
Repayment of long-term debt and payment of principal	(164,638)	(146,887)	(94,298)
Repayment/repurchase of senior notes	(384,443)	(68,325)	(28,796)
Debt issuance costs	(1,138)	(1,851)	(740)
Acquisition of treasury stock	0	0	(1)
Dividends paid to noncontrolling shareholders	(12,256)	0	0
Net cash provided by/(used in) financing activities	6,654	(111,692)	(66,916)
Increase/(decrease) in cash and cash equivalents and restricted cash	32,457	(72,047)	16,584
Cash and cash equivalents and restricted cash, beginning of year	78,727	150,774	134,190
Cash and cash equivalents and restricted cash, end of year	111,184	78,727	150,774
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	110,454	135,693	121,902
Cash paid for income taxes	186	298	485
Non-cash investing and financing activities
Acquisition of/additions to vessels	(986)	0	0
Sale of vessels	4,378	0	0
Proceeds from seller’s credit agreement for the construction of six liquid barges	11,229	0	0
Accrued interest income on loan receivable from affiliate company	0	(2,948)	(3,103)
Accrued interest expense payable to affiliate company	0	1,173	1,071
Acquisition of vessels, port terminals and other fixed assets	0	0	(1,662)
Issuance of senior secured notes in exchange of preferred stock	0	8,626	0
Loans payable to affiliate companies	0	141,795	0
Transfers from deposits for vessels, port terminals and other fixed assets	0	0	49,421
Transfers to other long-term assets	0	0	(26)
Discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations	0	9,728	(3,791)
Net cash used in investing activities of discontinued operations	0	(54,808)	(24,763)
Net cash provided by financing activities of discontinued operations	$ 0	$ 42,164	$ 23,045